Note 9. Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 9. EARNINGS PER SHARE

In 2011, the Company issued a five percent (5%) stock dividend payable to all shareholders. The stock dividend resulted in the issuance of 552,259 additional common shares in 2011. All reported earnings per share disclosures have been retroactively restated to reflect this dividend. The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per common share for the years ended December 31:

(in $000's except for per share data)	2013	2012	2011
Basic earnings per common share:
Net earnings	$651	$164	$28

Weighted-average common shares outstanding	11,707	11,655	11,592

Basic net earnings per common share	$0.06	$0.01	$0.00

Diluted earnings per common share:
Net earnings	$651	$164	$28

Weighted-average common shares outstanding	11,707	11,655	11,592
Add: Effect of dilutive stock options	1	3	7
Adjusted weighted-average common shares outstanding	11,708	11,658	11,599

Diluted net earnings per common share	$0.06	$0.01	$0.00

For the year ended December 31, 2013, 2012 and 2011, there were 7,573, 7,573 and 7,573 options, respectively, which were anti-dilutive and excluded from the diluted earnings per share calculation.